Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Revenue by Segment and Asset
Revenue by segment and asset

	2021	2020	2019
	US$M	US$M	US$M
Australia Production Unit	327	361	507
Bass Strait	1,066	1,102	1,237
North West Shelf	893	1,076	1,657
Atlantis	560	561	979
Shenzi	417	277	540
Mad Dog	231	216	319
Trinidad/Tobago	204	191	287
Algeria	164	159	258
Third-party products	11	39	10
Other	73	88	136

Total Petroleum (1)	3,946	4,070	5,930

Escondida	9,470	6,719	6,876
Pampa Norte	1,801	1,395	1,502
Olympic Dam	2,211	1,463	1,351
Third-party products	2,244	1,089	1,109

Total Copper (2)	15,726	10,666	10,838

Western Australia Iron Ore	34,337	20,663	17,066
Third-party products	18	15	32
Other	120	119	157

Total Iron Ore	34,475	20,797	17,255

Queensland Coal	4,315	5,357	7,679
New South Wales Energy Coal	839	885	1,421
Third-party products	–	–	19
Other	–	–	2

Total Coal (3)	5,154	6,242	9,121

Group and unallocated items (4)	1,567	1,219	1,225
Inter-segment adjustment	(51)	(63)	(81)

Total revenue	60,817	42,931	44,288

(1)
Total Petroleum revenue includes: crude oil US$2,013 million (2020: US$2,033 million; 2019: US$3,171 million), natural gas US$977 million (2020: US$980 million; 2019: US$1,259 million), LNG US$682 million (2020: US$774 million; 2019: US$1,179 million), NGL US$212 million (2020: US$198 million; 2019: US$263 million) and other US$62 million (2020: US$85 million; 2019: US$58 million).

(2)
Total Copper revenue includes: copper US$14,812 million (2020: US$10,044 million; 2019: US$10,215 million) and other US$914 million (2020: US$622 million; 2019: US$623 million). Other consists of silver, zinc, molybdenum, uranium and gold.

(3)	Total Coal revenue includes: metallurgical coal US$4,260 million (2020: US$5,311 million; 2019: US$7,568 million) and energy coal US$894 million (2020: US$931 million; 2019: US$1,553 million).

(4)	Group and unallocated items revenue includes: Nickel West US$1,545 million (2020: US$1,189 million; 2019: US$1,193 million) and other revenue US$22 million (2020: US$30 million; 2019: US$32 million).